Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of information by segment
	For the Year Ended December 31, 2021
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$1,799,741	$1,658,385	$141,952	$-	$3,600,078
Cost of goods sold	1,501,420	1,562,975	149,954	-	3,214,349
Gross profit	298,321	95,410	(8,002)	-	385,729
Interest expense and charges	132,136	(121,449)	77,153	15,500	103,340
Depreciation and amortization	167,468	705,703	2,524	-	875,695
Capital expenditures	14,463	2,556,181	-	-	2,570,644
Income tax expenses	3,469	-	-	-	3,469
Segment loss	(12,497,629)	(7,804,642)	(37,782)	(137,491)	(20,477,543)
Segment assets	$12,742,545	$12,646,798	$98,625	$5,473,099	$30,961,067

	For the Year Ended December 31, 2020
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$6,455,995	$1,776,525	$106,695	$-	$8,339,215
Cost of goods sold	4,429,869	1,901,060	10,610	-	6,341,539
Gross profit	2,026,126	(124,535)	96,085	-	1,997,676
Interest expense and charges	672,778	48,719	136,054	-	857,551
Depreciation and amortization	164,538	701,077	4,110	-	869,725
Capital expenditures	6,900	57,858	-	-	64,758
Income tax expenses	569,974	-	-	-	569,974
Segment loss	(725,938)	(4,300,671)	(261,398)	-	(5,288,007)
Segment assets	$16,389,063	41,233,143	347,917	3,950	57,974,073

	For the Year Ended December 31, 2019
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,022,053	$2,818,317	$178,986	$-	$17,019,356
Cost of goods sold	9,415,826	2,323,157	39,775	-	11,778,758
Gross profit	4,606,227	495,160	139,211	-	5,240,598
Interest expense and charges	633,482	949	52,922	4,480	691,833
Depreciation and amortization	175,142	648,852	8,697	-	832,691
Capital expenditures	443,070	95,526	18,923	-	557,519
Income tax expenses	389,874)	21,180	-	-	411,054
Segment profit (loss)	(3,004,956)	(1,189,802)	(304,433)	(1,052,742)	(5,551,933)
Segment assets	19,150,283	$51,280,426	$356,424	$8,111	$70,795,244